Purchases and other expenses - Restructuring and integration costs - Components - Tabular information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Purchases and other expenses [abstract]
Restructuring costs	€ (164)	€ (428)	€ (151)
Departure plans	(67)	(128)	(80)
Lease property restructuring	(58)	(74)	36
Distribution channels	(4)	(181)	(98)
Impairment of assets related to onerous contracts	(6)	(25)
Other	(29)	(20)	(9)
Integration costs	(3)	(71)	(21)
Jazztel		(43)	(21)
Acquisition costs of investments	(3)	(23)
Other		(5)
Total	€ (167)	€ (499)	€ (172)